Ordinary Shares	12 Months Ended
Dec. 31, 2014
Ordinary Shares
(24)	ORDINARY SHARES

In June 2008 and November 2010, the Company issued 750,000 and 1,500,000 ordinary shares respectively to a third party service company in preparation for any future exercise of share options. Ordinary shares held by the service company are reduced when share options are exercised by employees. As these ordinary shares are held by this service company on behalf of the Company and do not contain any voting and dividend rights, they are considered as issued but not outstanding shares and have been excluded in the number of outstanding ordinary shares and the EPS figures as disclosed in the consolidated financial statements as of and for the years ended December 31, 2012, 2013 and 2014. Ordinary shares held by the service company were 341,645, 341,645 and 341,645 ordinary shares as at December 31, 2012, 2013 and 2014 respectively.

In November 2012, the Company privately issued and placed 25,307,497 ADSs, representing 25,307,497 ordinary shares, at a price of US$ 0.86 per ADS, to Heng Rui Xin Energy Co., Ltd. (“HRX”), a PRC company invested by privately owned and state-owned funds, raising approximately US$21,765.

In February 2013, the Company privately issued and placed 5,000,000 ADSs, representing 5,000,000 ordinary shares, at a price of US$ 1.83 per ADS, to Fulai Investments Limited. (“Fulai”), a private company incorporated and existing under the laws of the British Virgin Islands, raising approximately US$9,150.

In March 2013, the Company privately issued and placed 12,000,000 ADSs, representing 12,000,000 ordinary shares, at a price of US$ 1.28 per ADS, to Fulai, raising approximately US$15,360.

In May 2013, the Company issued 312,598 ADSs, representing 312,598 ordinary shares, at a price of US$ 1.19 per ADS, to Barclays Capital Inc., a holder of Convertible Senior Notes, for partial settlement of the Convertible Senior Notes it held (Note 15).

In June 2013, the Company issued and placed 25,000,000 ADSs, representing 25,000,000 ordinary shares, at a price of US$ 1.03 per ADS, to Fulai, raising approximately US$25,750.

In December 2014, the Company issued 18,321,416 ADSs, representing 18,321,416 ordinary shares, at a price of US$1.586 per ADS, to the Senior Note holders in connection with the restructuring of the Offshore Debts. See Note 19.

In December 2014, the Company issued 21,651,808 ADSs, representing 21,651,808 ordinary shares, at a price of US$1.586 per ADS, to the Preferred Share holders in connection with the restructuring of the Offshore Debts. See Note 19.

In December 2014, the Company issued 756,620 ADSs, representing 756,620 ordinary shares, at a price of US$1.586 per ADS, to an offshore creditor in connection with the restructuring of the Offshore Debts. See Note 19.